UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — 141.19%

Agriculture — 1.55%

Southern States Cooperative, Inc.
10.500%, due 11/01/10[1,2]	3,000,000	3,060,000

Automobile OEM — 0.75%

General Motors
8.375%, due 07/15/33[2]	3,000,000	1,485,000

Automotive parts — 3.88%

ArvinMeritor, Inc.
8.125%, due 09/15/15[2]	4,700,000	3,901,000

Stanadyne Corp.
10.000%, due 08/15/14[2]	4,000,000	3,760,000

		7,661,000

Building materials — 11.43%

Coleman Cable, Inc.
9.875%, due 10/01/12[2]	4,850,000	4,510,500

CPG International, Inc.
10.500%, due 07/01/13[2]	6,000,000	4,620,000

Dayton Superior Corp.
13.000%, due 06/15/09[2]	2,687,000	2,203,340

Interface, Inc.
10.375%, due 02/01/10[2]	4,075,000	4,278,750

Masonite Corp.
11.000%, due 04/06/15[2]	5,000,000	1,875,000

Masonite International Corp.
11.000%, due 04/06/15[2]	3,000,000	1,125,000

US Concrete, Inc.
8.375%, due 04/01/14[2]	4,800,000	3,984,000

		22,596,590

Business services/office equipment — 6.02%

Harland Clarke Holdings
9.500%, due 05/15/15[2]	7,750,000	6,083,750

Xerox Capital Trust I
8.000%, due 02/01/27[2]	6,100,000	5,808,164

		11,891,914

Chemicals — 5.77%

Ineos Group Holdings PLC
8.500%, due 02/15/16[1,2]	6,000,000	3,840,000

Momentive Performance
9.750%, due 12/01/14[2]	2,500,000	2,256,250
10.125%, due 12/01/14[2,3]	4,000,000	3,500,000
11.500%, due 12/01/16[2]	1,000,000	780,000

Montell Finance Co. BV
8.100%, due 03/15/27[1,2]	2,012,000	1,026,120

		11,402,370

Consumer products-durables — 1.21%

Da-Lite Screen Co., Inc.
9.500%, due 05/15/11[2]	2,500,000	2,400,000

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds—(continued)

Consumer products-non durables — 2.05%

Prestige Brands, Inc.
9.250%, due 04/15/12[2]	4,029,000	4,049,145

Consumer services — 4.63%

Ahern Rentals, Inc.
9.250%, due 08/15/13[2]	4,750,000	3,063,750

Hertz Corp.
10.500%, due 01/01/16[2]	4,000,000	3,530,000

Sunstate Equipment Co.
10.500%, due 04/01/13[1,2]	3,500,000	2,555,000

		9,148,750

Defense/aerospace — 3.89%

DAE Aviation Holdings, Inc.
11.250%, due 08/01/15[1,2]	1,000,000	965,000

Hawker Beechcraft Acquisition Co.
8.875%, due 04/01/15[2,3]	5,750,000	5,735,625
9.750%, due 04/01/17[2]	1,000,000	980,000

		7,680,625

Electric-generation — 1.32%

Mirant Americas Generation LLC
9.125%, due 05/01/31[2]	3,000,000	2,606,250

Electric-integrated — 2.27%

Texas Competitive Electric Holdings Co. LLC
10.250%, due 11/01/15[1,2]	4,500,000	4,488,750

Electronics — 5.04%

NXP BV/NXP Funding LLC
9.500%, due 10/15/15[2]	6,000,000	4,065,000

Sanmina-SCI Corp.
5.526%, due 06/15/14[1,2,4]	1,500,000	1,387,500
8.125%, due 03/01/16[2]	5,000,000	4,512,500

		9,965,000

Energy-refining & marketing — 0.31%

Petroplus Finance Ltd.
7.000%, due 05/01/17[1,2]	700,000	621,250

Equipment rental — 0.80%

United Rentals N.A.
7.750%, due 11/15/13[2]	2,000,000	1,580,000

Finance-captive automotive — 3.08%

Ford Motor Credit Co. LLC
9.750%, due 09/15/10[2]	7,000,000	6,098,477

Finance-noncaptive consumer — 0.94%

Countrywide Financial Corp.
2.959%, due 09/02/08[2,4]	1,850,000	1,850,000

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds—(continued)

Finance-noncaptive diversified — 1.98%

GMAC LLC
5.850%, due 01/14/09[2]	1,000,000	957,543
7.250%, due 03/02/11[2]	2,000,000	1,334,464
8.000%, due 11/01/31[2]	3,000,000	1,618,047

		3,910,054

Food — 1.32%

Ameriqual Group LLC
9.500%, due 04/01/12[1,2]	4,000,000	2,600,000

Gaming — 14.95%

Caesars Entertainment, Inc.
7.875%, due 03/15/10[2]	3,000,000	2,557,500

Circus & Eldorado Joint Venture
10.125%, due 03/01/12[2]	4,500,000	4,117,500

FireKeepers Development Authority
13.875%, due 05/01/15[1,2]	2,000,000	1,845,000

Harrah’s Operating Co., Inc.
10.750%, due 02/01/16[1,2]	3,000,000	2,017,500

Inn Of The Mountain Gods Resort & Casino
12.000%, due 11/15/10[2]	4,400,000	3,135,000

Jacobs Entertainment, Inc.
9.750%, due 06/15/14[2]	6,750,000	4,792,500

Little Traverse Bay Bands of Odawa Indians
10.250%, due 02/15/14[1,2]	3,000,000	2,497,500

MTR Gaming Group, Inc., Series B
9.750%, due 04/01/10[2]	2,525,000	2,455,563

Pokagon Gaming Authority
10.375%, due 06/15/14[1,2]	2,983,000	3,109,777

River Rock Entertainment Authority
9.750%, due 11/01/11	2,836,000	2,637,480

Tropicana Entertainment LLC/Finance Corp.
9.625%, due 12/15/145,*	1,200,000	384,000

		29,549,320

Gas distributors — 0.44%

Ferrellgas L.P./Finance
6.750%, due 05/01/14[2]	1,000,000	870,000

Health care — 3.54%

Community Health Systems
8.875%, due 07/15/15[2]	4,900,000	4,949,000

HCA, Inc.
9.125%, due 11/15/14[2]	2,000,000	2,055,000

		7,004,000

Home construction — 0.38%

Stanley Martin-Community LLC
9.750%, due 08/15/15[2]	2,000,000	760,000

Industrial-other — 4.94%

ARAMARK Services, Inc.
6.301%, due 02/01/15[2,4]	5,145,000	4,784,850

Mobile Services/Storage Group
9.750%, due 08/01/14[2]	5,250,000	4,987,500

		9,772,350

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds—(continued)

Media-broadcast/outdoor — 6.97%

CMP Susquehanna
9.875%, due 05/15/14[2]	5,775,000	3,609,375

LIN Television Corp.
6.500%, due 05/15/13[2]	2,000,000	1,640,000
Series B, 6.500%, due 05/15/13[2]	1,750,000	1,435,000

Sirius Satellite Radio
9.625%, due 08/01/13[2]	3,450,000	2,699,625

Univision Communications
9.750%, due 03/15/15[1,2,3]	4,950,000	3,539,250

Young Broadcasting, Inc.
10.000%, due 03/01/11[2]	2,358,000	848,880

		13,772,130

Media-cable — 0.75%

CCH I Holdings LLC
10.000%, due 05/15/14[2]	3,000,000	1,485,000

Media-publishing — 5.82%

American Color Graphics, Inc.
10.000%, due 06/15/105,*	2,250,000	405,000

American Media Operation, Series B
10.250%, due 05/01/09[1,2]	145,440	109,080
10.250%, due 05/01/09[2]	4,000,000	3,000,000

Hollinger, Inc.
12.875%, due 03/01/111,5,*	975,000	19,500

Quebecor World Capital Corp.
4.875%, due 11/15/085,*	1,500,000	532,500
8.750%, due 03/15/161,5,*	4,625,000	2,046,562

Sheridan Acquisition Corp.
10.250%, due 08/15/11[2]	5,500,000	5,005,000

Vertis, Inc., Series B
10.875%, due 06/15/095,*	5,125,000	397,188

		11,514,830

Media-services — 3.93%

Affinion Group, Inc.
10.125%, due 10/15/13[2]	4,000,000	3,940,000

Baker & Taylor, Inc.
11.500%, due 07/01/13[1,2]	4,500,000	3,830,625

		7,770,625

Metals/mining excluding steel — 3.13%

American Rock Salt Co. LLC
9.500%, due 03/15/14[2]	3,000,000	3,150,000

Neenah Corp.
9.500%, due 01/01/17[2]	4,000,000	3,040,000

		6,190,000

Packaging & containers — 5.65%

Exopack Holding Corp.
11.250%, due 02/01/14[2]	4,000,000	3,510,000

Graham Packaging Co.
9.875%, due 10/15/14[2]	3,000,000	2,632,500

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds—(continued)

Packaging & containers—(concluded)

Stone Container Finance
7.375%, due 07/15/14[2]	6,250,000	5,031,250

		11,173,750

Paper/forest products — 11.86%

Abitibi-Consolidated, Inc.
8.550%, due 08/01/10[2]	2,000,000	1,122,500

Ainsworth Lumber
11.000%, due 07/29/15[1,2]	1,144,753	918,664

Boise Cascade LLC
7.125%, due 10/15/14[2]	955,000	615,975

Bowater Canada Finance
7.950%, due 11/15/11[2]	6,940,000	4,337,500

Bowater, Inc.
9.500%, due 10/15/12[2]	1,250,000	775,000

Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10[2]	5,000,000	4,637,500

Millar Western Forest
7.750%, due 11/15/13[2]	1,000,000	610,000

Newpage Corp.
10.000%, due 05/01/12[2]	4,000,000	3,880,000
12.000%, due 05/01/13[2]	1,000,000	935,000

Verso Paper Holdings LLC
9.125%, due 08/01/14[2]	1,000,000	940,000
11.375%, due 08/01/16[2]	5,500,000	4,675,000

		23,447,139

Pharmaceuticals — 0.99%

Axcan Intermediate Holdings
12.750%, due 03/01/16[1,2]	1,950,000	1,959,750

Real estate management services — 1.98%

Realogy Corp.
12.375%, due 04/15/15[2]	8,500,000	3,910,000

Retail-restaurants — 0.02%

Buffets, Inc.
12.500%, due 11/01/145,*	4,500,000	45,000

Retail-specialty — 3.24%

Brookstone Co., Inc.
12.000%, due 10/15/12[2]	4,400,000	3,938,000

GameStop Corp.
8.000%, due 10/01/12[2]	2,350,000	2,461,625

		6,399,625

Steel producers/products — 0.50%

Ryerson, Inc.
12.000%, due 11/01/15[1,2]	1,000,000	980,000

Technology-hardware — 2.43%

Freescale Semiconductor
8.875%, due 12/15/14[2]	1,200,000	972,000
10.125%, due 12/15/16[2]	5,000,000	3,837,500

		4,809,500

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2008 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds—(concluded)

Technology-software — 4.57%

Sungard Data Systems, Inc.
10.250%, due 08/15/15[2]	6,250,000	6,296,875

Unisys Corp.
8.500%, due 10/15/15[2]	3,500,000	2,747,500

		9,044,375

Telecom-satellite — 0.47%

Echostar DBS Corp.
6.625%, due 10/01/14[2]	1,000,000	920,000

Telecom-wireless — 3.00%

US Unwired, Inc., Series B
10.000%, due 06/15/12[2]	1,750,000	1,837,500

Wind Acquisition Finance SA
10.750%, due 12/01/15[1,2]	4,000,000	4,100,000

		5,937,500

Telecom-wirelines — 2.63%

Citizens Communications
9.000%, due 08/15/31[2]	6,000,000	5,205,000

Textile/apparel — 0.76%

Rafaella Apparel Group
11.250%, due 06/15/11[2]	3,333,000	1,499,850

Total corporate bonds (cost—$358,452,379)		279,114,919

	Number of
Security description	shares/units

Common stocks* — 0.53%

Consumer services — 0.00%

NCI Holdings, Inc.[6,7]	5,456	0

Energy-refining & marketing — 0.00%

Orion Refining Corp.[6,7]	1,253	0

Paper/forest products — 0.51%

Ainsworth Lumber Co. Ltd.[2]	351,057	1,008,404

Retail-restaurants — 0.00%

American Restaurant Group, Inc.[6,7]	129	0

Technology-software — 0.01%

Knology, Inc.[2]	693	6,972

Telecom-wireless — 0.01%

American Tower Corp., Class A2	636	26,286

Telecom-wirelines — 0.00%

XO Holdings, Inc.[2]	1,052	757

Total common stocks (cost—$5,476,585)		1,042,419

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2008 (unaudited)

	Number of
Security description	units	Value ($)

Other equity security* — 0.00%

Media-cable — 0.00%

Adelphia Contingent Value Vehicle[6,7,8] (cost—$0)	2,000,000	0

	Number of
Warrants* — 0.39%	warrants

Building materials — 0.00%

Dayton Superior Corp., strike @ $0.01 expires 06/15/09[6,7,9]	2,500	0

Energy-oilfield services — 0.39%

Key Energy Services, Inc., strike @ $4.88 expires 01/15/09[2]	4,500	774,000

Telecom-wirelines — 0.00%

XO Holdings, Inc.,
Series A, strike @ $6.25, expires 01/16/10[2]	2,105	53
Series B, strike @ $7.50, expires 01/16/10[2]	1,578	39
Series C, strike @ $10.00, expires 01/16/10[2]	1,578	16

		108

Total warrants (cost—$46,550)		774,108

	Face
	amount ($)

Repurchase agreement — 1.92%

Repurchase agreement dated 08/29/08 with State
Street Bank & Trust Co., 1.430% due 09/02/08,
collateralized by $2,748,940 US Treasury Bonds,
8.125% to 8.750% due 08/15/19 to 08/15/20;
(value—$3,873,995); proceeds: $3,798,603
(cost—$3,798,000)	3,798,000	3,798,000

Total investments (cost—$367,773,514)[10,11] — 144.03%		284,729,446

Liabilities in excess of other assets — (44.03)%		(87,044,757)

Net assets — 100.00%		197,684,689

*	Non-income producing security.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 24.04% of net assets as of August 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	Entire or partial amount pledged as collateral for bank loan.

3	PIK-Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

4	Floating rate security. The interest rate shown is the current rate as of August 31, 2008.

5	Bond interest in default.

6	Illiquid securities representing 0.00% of net assets as of August 31, 2008.

7	Security is being fair valued by a valuation committee under the direction of the board of directors.

8	Represents contingent value vehicle (“CVV”) obligations. The CVV obligations represent units in a trust that was formed pursuant to a Plan of Reorganization of Adelphia Communications Corporation to hold certain litigation claims against Adelphia’s third party lenders, accountants, and other parties.

9	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of August 31, 2008, is considered illiquid and restricted. (See table below for more information).

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value at	percentage of
Restricted security	date	cost ($)	net assets (%)	08/31/08 ($)	net assets (%)

Dayton Superior Corp., warrants, expiring 06/15/09	06/09/00	46,550	0.02	0	0.00

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2008 (unaudited)

10	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2008 were $1,366,304 and $84,410,372, respectively, resulting in net unrealized depreciation of investments of $83,044,068.

11	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the New York Stock Exchange (“NYSE”), which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets:

Measurements at August 31, 2008

Quoted prices in
		active markets for	Significant other	Unobservable
		identical assets	observable inputs	inputs
Description	Total ($)	(Level 1) ($)	(Level 2) ($)	(Level 3)* ($)

Assets:

Securities	284,729,446	1,816,527	282,912,919	0

The following is a rollforward of the Fund’s assets that were valued using unobservable inputs for the period:

Measurements using
unobservable inputs (Level 3)* ($)

Securities

Assets

Beginning balance	0

Accrued discounts/(premiums)	0

Total gains or losses (realized/unrealized) included in earnings	0

Purchases, sales, issuances and settlements (net)	0

Transfers in and/or out of Level 3	0

Ending balance	0

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at 08/31/08	0

*	All securities categorized as Level 3 have a value of $0.

GMAC	General Motors Acceptance Corporation

OEM	Original Equipment Manufacturer

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2008 (unaudited)

Issuer breakdown by country or territory of origin	Percentage of total investments (%)

United States	89.3

Canada	5.9

Netherlands	1.8

Luxembourg	1.4

United Kingdom	1.4

Bermuda	0.2

Total	100.0

For more information regarding the Fund’s other signicant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 30, 2008